STOCK-BASED COMPENSATION PLANS - Quebecor outstanding and exercise price range of options (Details) - Quebecor Stock option plan	12 Months Ended
	Dec. 31, 2017 CAD ($) Option Y	Dec. 31, 2016 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year (in shares) | Option	1,360,000	1,360,000
Exercised (in shares) | Option	(630,000)
Cancelled (in shares) | Option	(290,000)
Balance at end of year (in shares) | Option	440,000	1,360,000
Balance at beginning of year (in dollars per share)	$ 12.69	$ 12.69
Exercised (in dollars per share)	12.82
Cancelled (in dollars per share)	12.97
Balance at end of year (in dollars per share)	$ 12.31	$ 12.69
Vested options at end of year (in shares) | Option	376,666	263,332
Weighted average exercise price of vested options	$ 12.04	$ 11.78
Cash consideration on stock options exercised	$ 4,700,000	$ 0
Weighted average years to maturity | Y	5.88
Minimum
STOCK-BASED COMPENSATION PLANS
Balance at end of year (in dollars per share)	$ 11.11
Weighted average exercise price of vested options	11.11
Maximum
STOCK-BASED COMPENSATION PLANS
Balance at end of year (in dollars per share)	15.12
Weighted average exercise price of vested options	$ 15.12